9. LONG-TERM LOAN	12 Months Ended
Dec. 31, 2018
Notes
9. LONG-TERM LOAN

9.   LONG-TERM LOAN

In March 2017, the Company entered into a long-term loan to purchase a used vehicle.  The long-term loan is repayable in monthly payments totalling $27,911 (€17,877) as of December 31, 2018, including interest calculated at 5.635%, and maturing on April 5, 2022.

	December 31, 2018		December 31, 2017

Long-term loan	$ 25,127	€ 16,094	$ 30,451	€ 20,230
Less: current portion of long-term loan	7,031	4,503	6,393	4,248
	$ 18,096	€ 11,591	$ 24,058	€ 15,982

Payment schedule of long-term loan
Year 1	$ 8,373	€ 5,363	$ 8,072	€ 5,363
Year 2	8,373	5,363	8,072	5,363
Year 3	8,373	5,363	8,072	5,363
Year 4	2,791	1,788	8,072	5,363
Year 5	-	-	2,524	1,675
	$ 27,911	€ 17,877	$ 34,812	€ 23,127
Less: imputed interest	2,596	1,663	4,126	2,741
Other fees	188	120	235	156
	$ 25,127	€ 16,094	$ 30,451	€ 20,230